Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Computed expected benefit of income taxes	$ (2,229,950)	$ (1,773,096)	$ (1,242,363)
Share-based compensation and permanent differences	1,220,577	925,449	593,885
Non-deductible interest expense	364,680	334,556	79,418
Expiry of tax credits	525,830	773,050	929,432
True up of prior year balances	(30,092)	99,348	1,214,608
Increase (decrease) in valuation allowance	148,955	(359,307)	(1,574,980)
Income tax provision